Segment Information - Summary of Income Data By Operating Segments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020 USD ($)
Unallocated amounts [member] | BR [Member] | Voluntary Dismissal Plan [Member]
Disclosure of operating segments [line items]
Employee benefits expense	$ 69.2